Share Capital Warrants Outstanding (Details) - $ / shares				12 Months Ended
	Oct. 01, 2021	Sep. 08, 2021	Aug. 25, 2021	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrant Term	3 years	5 years
Exercise Price of Warrants	$ 6.00	$ 9.50
Warrant, Outstanding	850,000	11,299,000
August 11, 2022 [Member]
Class of Warrant or Right [Line Items]
Warrant Term				5 years
Exercise Price of Warrants				$ 42.00
Warrant, Outstanding				37,500
Warrant expiration date				Aug. 11, 2022
August 16, 2022 [Member]
Class of Warrant or Right [Line Items]
Warrant Term				5 years
Exercise Price of Warrants				$ 42.00
Warrant, Outstanding				11,876
Warrant expiration date				Aug. 16, 2022
August 22, 2022 [Member]
Class of Warrant or Right [Line Items]
Warrant Term				5 years
Exercise Price of Warrants				$ 42.00
Warrant, Outstanding				25,625
Warrant expiration date				Aug. 22, 2022
April 17, 2023 [Member]
Class of Warrant or Right [Line Items]
Warrant Term				5 years
Exercise Price of Warrants				$ 5.60
Warrant, Outstanding				111,563
Warrant expiration date				Apr. 17, 2023
March 23, 2023
Class of Warrant or Right [Line Items]
Warrant Term				3 years
Exercise Price of Warrants				$ 0.60
Warrant, Outstanding				31,000
Warrant expiration date				Mar. 23, 2023
July 2, 2021
Class of Warrant or Right [Line Items]
Warrant Term				3 years
Exercise Price of Warrants				$ 4.00
Warrant, Outstanding				2,000,000
Warrant expiration date				Dec. 22, 2024
August 25, 2021 A
Class of Warrant or Right [Line Items]
Warrant Term			3 years	3 years
Exercise Price of Warrants			$ 6.50	$ 6.50
Warrant, Outstanding			106,958	2,595,488
Warrant expiration date				Aug. 25, 2024
August 25, 2021 B
Class of Warrant or Right [Line Items]
Warrant Term			3 years	3 years
Exercise Price of Warrants			$ 7.50	$ 7.50
Warrant, Outstanding			106,958	2,595,488
Warrant expiration date				Aug. 25, 2024
September 8, 2021
Class of Warrant or Right [Line Items]
Warrant Term				5 years
Exercise Price of Warrants				$ 9.50
Warrant, Outstanding				11,299,999
Warrant expiration date				Sep. 08, 2026
October 1, 2021
Class of Warrant or Right [Line Items]
Warrant Term				3 years
Exercise Price of Warrants				$ 6.00
Warrant, Outstanding				850,000
Warrant expiration date				Oct. 01, 2024
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrant, Outstanding				19,558,539